Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net finance expense/(income)
Senior Facilities interest expense	$ 158	$ 140	$ 132
Net pension interest cost (note 21)	5	5	5
Lease interest cost	23	25	24
Foreign currency translation losses	6		6
Loss / (gain) on derivative financial instruments	6	(5)	2
Other net finance expense	28	40	36
Net finance expense before exceptional items	226	205	205
Exceptional finance income (note 5)	14	(13)	(58)
Net finance expense/(income)	240	192	$ 147
Interest Paid Related To Lease Liabilities	$ 23	$ 25